Stock Option Activities under Plan (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)
Shares
Outstanding beginning balance	148,000	148,000
Granted	69,000	69,000
Exercised	12,000	12,000
Forfeited or expired
Outstanding ending balance	205,000	205,000
Exercisable ending balance	3,000	3,000
Weighted-Average Exercise Price
Outstanding beginning balance	$ 0.01	¥ 1.00
Granted	$ 0.01	¥ 1.00
Exercised	$ 0.01	¥ 1.00
Forfeited or expired
Outstanding ending balance	$ 0.01	¥ 1.00
Exercisable ending balance	$ 0.01	¥ 1.00
Weighted-Average Remaining Contractual Term
Outstanding ending balance	17.9	17.9
Exercisable ending balance	2.0	2.0
Aggregate Intrinsic Value
Outstanding ending balance	$ 2,439	¥ 201,000
Exercisable ending balance	$ 36	¥ 3,000